CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income (loss)		$ 122	$ (53)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation		164	162
Amortization		93	77
Defined benefit plans - expense		23	32
Deferred income taxes and investment tax credits		(46)	(120)
Impairment of assets		3	18
Unrealized (gains) losses on derivatives, and other hedging activities		(40)	232
Other		41	10
Change in current assets and current liabilities
Accounts receivable		50	25
Accounts payable		(135)	(55)
Unbilled revenues		80	67
Fuel, materials and supplies		33	9
Prepayments		37	(16)
Counterparty collateral		36	(15)
Price risk management assets and liabilities		(1)	(33)
Other		(34)	(29)
Other operating activities
Defined benefit plans - funding		(74)	(32)
Other assets		2	(1)
Other liabilities		1	12
Net cash provided by (used in) operating activities		355	290
Cash Flows from Investing Activities
Expenditures for property, plant and equipment		(179)	(176)
Expenditures for intangible assets		(19)	(24)
Purchases of nuclear plant decommissioning trust investments		(108)	(73)
Proceeds from the sale of nuclear plant decommissioning trust investments	[1]	100	65
Proceeds from the receipt of grants		0	56
Net (increase) decrease in restricted cash and cash equivalents		67	(258)
Other investing activities		12	7
Net cash provided by (used in) investing activities		(127)	(403)
Cash Flows from Financing Activities
Issuance of long-term debt		600	0
Contributions from member		82	730
Distributions to member		(214)	(914)
Net increase (decrease) in short-term debt		(668)	324
Other financing activities		(28)	(2)
Net cash provided by (used in) financing activities		(228)	138
Net Increase (Decrease) in Cash and Cash Equivalents		0	25
Cash and Cash Equivalents at Beginning of Period		352	239	$ 239
Cash and Cash Equivalents at End of Period		352	264	352	$ 239
PPL Energy Supply LLC [Member]
Cash Flows from Operating Activities
Net income (loss)				410	(229)	$ 475
Net income (loss)				410	(230)	474
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation				313	318	285
Amortization				163	156	119
Defined benefit plans - expense				42	51	43
Deferred income taxes and investment tax credits				(26)	(296)	152
Impairment of assets				20	65	3
Unrealized (gains) losses on derivatives, and other hedging activities				4	171	(41)
Pre-tax gain from the sale of the Montana hydroelectric generation business (Note 4)				(315)	0	0
Loss on lease termination (Note 4)				0	426	0
Other				36	2	19
Change in current assets and current liabilities
Accounts receivable				17	23	(54)
Accounts payable				2	(56)	(22)
Unbilled revenues				68	83	33
Fuel, materials and supplies				(97)	(31)	(29)
Prepayments				(53)	(5)	(1)
Counterparty collateral				(17)	(81)	(34)
Price risk management assets and liabilities				(30)	7	(21)
Taxes payable				(3)	(31)	(27)
Other				(40)	(16)	(17)
Other operating activities
Defined benefit plans - funding				(35)	(113)	(75)
Other assets				3	(4)	(41)
Other liabilities					(30)	17
Net cash provided by (used in) operating activities				462	410	784
Cash Flows from Investing Activities
Expenditures for property, plant and equipment				(416)	(583)	(648)
Proceeds from the sale of the Montana hydroelectric generation business (Note 4)				900
Ironwood Acquisition, net of cash acquired						(84)
Expenditures for intangible assets				(46)	(42)	(45)
Purchases of nuclear plant decommissioning trust investments				(170)	(159)	(154)
Proceeds from the sale of nuclear plant decommissioning trust investments				154	144	139
Proceeds from the receipt of grants				164	3
Net (increase) decrease in notes receivable from affiliates						198
Net (increase) decrease in restricted cash and cash equivalents				(108)	(22)	104
Other investing activities				19	28	21
Net cash provided by (used in) investing activities				497	(631)	(469)
Cash Flows from Financing Activities
Retirement of long-term debt				(309)	(747)	(9)
Contributions from member				739	1,577	563
Distributions to member				(1,906)	(408)	(787)
Net increase (decrease) in short-term debt				630	(356)	(44)
Other financing activities					(19)	(4)
Net cash provided by (used in) financing activities				(846)	47	(281)
Net Increase (Decrease) in Cash and Cash Equivalents				113	(174)	34
Cash and Cash Equivalents at Beginning of Period		$ 352	$ 239	239	413	379
Cash and Cash Equivalents at End of Period				352	239	413
Supplemental Disclosures of Cash Flow Information
Interest - net of amount capitalized				122	157	150
Income taxes - net				$ 310	$ 189	$ 128

[1]	These proceeds are used to pay income taxes and fees related to managing the trust. Remaining proceeds are reinvested in the trust.